INVESTMENTS IN AFFILIATES (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified				0 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 18, 2012 Bluewater Gandria	Dec. 31, 2012 Bluewater Gandria	Dec. 31, 2013 Egyptian Company for Gas Services S.A.E	Dec. 31, 2012 Egyptian Company for Gas Services S.A.E	Dec. 31, 2011 Egyptian Company for Gas Services S.A.E	Mar. 31, 2006 Egyptian Company for Gas Services S.A.E	Dec. 31, 2013 Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners	Dec. 31, 2013 Golar LNG Partners		Dec. 31, 2012 Golar LNG Partners		Dec. 13, 2012 Golar LNG Partners		Dec. 31, 2013 Golar LNG Partners Vessels and equipment	Dec. 31, 2013 Golar LNG Partners Vessels and equipment	Dec. 31, 2012 Golar LNG Partners Vessels and equipment
Equity method investments acquired:
Equipment Item																		8	8	7
Equity in net assets of non-consolidated investees	$ 350,918,000	$ 367,656,000	$ 22,529,000									$ 344,858,000		$ 362,064,000		$ 362,799,000	[1]
Percentage of voting interest acquired				50.00%	50.00%				50.00%
Purchase consideration - cash				19,500,000	19,500,000
Common stock purchased (in shares)									0.5
Common stock purchased, price per share (USD per share)									$ 1
Ownership percentage, equity method investment								50.00%	50.00%			25.40%	[2],[3]	29.90%	[2],[3]
Investments, ownership percentage										41.40%	54.10%	41.40%		0.00%
Investee capital share amount called							7,500,000
Cash paid to maintain equity interest							3,750,000
Proceeds from dividends						$ 500,000	$ 100,000					$ 32,700,000

[1]	Subordinated unitsAs of December 13, 2012, we held 15.9 million units representing 100% of the subordinated units. Our holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units subject to passing certain conditions.
[2]	Golar Partners and its subsidiaries were included in our consolidated financial statements until December 13, 2012, following its first AGM upon which the majority of directors were elected by the common unitholders, Golar Partners was deconsolidated and our interests in the subordinated units were accounted for under the equity method from that date (see note 5 for further details).
[3]	We held a 41.4% (2012: 54.1%) ownership in Golar Partners as of December 31, 2013. However the 25.4% (2012: 29.9%) interest refers only to our interests in the subordinated units which are subject to the equity method accounting.